UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-9353

Seligman New Technologies Fund II, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: Date of fiscal year end: Date of reporting period:	(212) 850-1864 12/31 6/30/03

FORM N-CSR

ITEM 1. REPORTS TO STOCKHOLDERS.

SELIGMAN NEW TECHNOLOGIES FUND II, INC.
Mid-Year Report June 30, 2003

Seligman 139 Years of Investment Experience

J. & W. Seligman & Co. Incorporated is a firm with a long tradition of investment expertise, offering a broad array of investment choices to help today’s investors seek their long-term financial goals.

Established in 1864, Seligman has a history of providing financial services marked not by fanfare, but rather by a quiet and firm adherence to financial prudence. While the world has changed dramatically in the 139 years since Seligman first opened its doors, the firm has continued to offer its clients high-quality investment solutions through changing times.

In the late 19th century, as the country grew, Seligman helped finance the westward expansion of the railroads, the construction of the Panama Canal, and the launching of urban transit systems. In the early 20th century, the firm helped fund the growing capital needs of new industries, including the nascent automobile and steel industries.

With the formation of Tri-Continental Corporation in 1929 — today, the nation’s largest diversified publicly-traded closed-end equity investment company —Seligman began shifting its emphasis to investment management. In 1930, Seligman established what would be the first in an impressive lineup of mutual funds.

Seligman is proud of its distinctive past and of the traditional values that continue to shape the firm’s business decisions and investment judgment. While much has changed over the years, the firm’s commitment to providing prudent investment management that seeks to build wealth for clients over time is an enduring value that will continue to guide Seligman.

To The Stockholders

Your mid-year Stockholder report for Seligman New Technologies Fund II, Inc. follows this letter. This report contains performance information, as well as the Fund’s investment results and audited financial statements, including a portfolio of investments.

For the six months ended June 30, 2003, the Fund posted a total return of 22.73%. During the same time period, the technology market, as measured by the Goldman Sachs Technology Index, returned 21.84%. The Blended Index, which excludes the services and hardware subsectors of the Goldman Sachs Technology Index, posted a total return of 40.22%. Both the Goldman Sachs Technology Index and the Blended Index track only publicly-traded companies. They exclude private venture capital companies, which make up a large portion of your Fund’s portfolio.

We appreciate your continued support of Seligman New Technologies Fund II, Inc. and look forward to serving your investment needs.

By Order of the Board of Directors,

William C. Morris
Chairman

Brian T. Zino
President

August 15, 2003

1

Performance Overview

Investment Results

Total Returns For the Periods Ended June 30, 2003

		Average Annual

	Six Months*	One Year	Since Inception 6/22/00

With Sales Charge**	n/a	n/a	(44.06)%

Without Sales
Charge**	22.73%	(21.88)%	(43.07)

Goldman Sachs
Technology Index†	21.84	8.62	(32.72)

Blended Index	40.22	25.48	(37.62)

Net Asset Value Per Share

June 30, 2003	$4.32

December 31, 2002	3.52

June 30, 2002	5.53

Capital Gain (Loss) Information Per Share For the Six Months Ended June 30, 2003

Realized	$ 0.092

Unrealized	(4.875	)ø

The rates of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Performance data quoted does not reflect the deduction of taxes that a stockholder may pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future investment results. Due to market volatility, current performance may be higher or lower than the performance shown.

Investing in one economic sector, such as technology, may be subject to greater price fluctuations than owning a portfolio of diversified investments. In addition, the securities in which the Fund invests may be subject to greater government regulation, greater price fluctuation, and limited liquidity. The products of technology companies may be subject to severe competition and rapid obsolescence. The stocks of smaller companies may be subject to above-average risk. The Fund may invest in foreign technology stocks which may be subject to additional risks, including currency fluctua-tions, foreign taxation, differences in financial reporting practices, and rapid changes in political and economic conditions. Venture capital companies represent highly speculative investments by the Fund. There can be no assurances that any of the venture capital companies in which the Fund invests will complete public offerings or be sold, or if such events occur with respect to the timing or values of such offerings or sales. Changes in the Fund’s net asset value may be more pronounced and more rapid than with other funds because of the Fund’s emphasis on venture capital companies that are not publicly traded. The Fund’s net asset value per share may change materially from day to day, including during the time between the date a repurchase offer is mailed and the due date for tendering shares, and during the period immediately after a repurchase is completed.

*	Returns for periods of less than one year are not annualized.
**	Return figures reflect any change in price per share. The returns are calculated with and without the effect of the initial 5.20% maximum sales charge. The sales charge applies only to shares sold at the inception of the Fund.
†	The Goldman Sachs Technology Index is an unmanaged benchmark that assumes reinvestment of dividends. It is a broad-based index of publicly owned US technology stocks, designed to measure the performance of the technology sector, and excludes the effect of taxes, fees and sales charges. Investors cannot invest directly in an index.
††	The Blended Index is an index created by J. & W. Seligman & Co. Incorporated, the Fund’s Manager, using four of the six sub-indices within the Goldman Sachs Technology Index. The Blended Index consists of a 25% percent equal weighting in the following Goldman Sachs Technology Index sub-indices: Goldman Sachs Software Index (Symbol: GSO); Goldman Sachs Internet Index (Symbol: GIN); Goldman Sachs Multimedia Networking Index (Symbol: GIP); and Goldman Sachs Semiconductor Index (Symbol: GSM). The Manager selected these four sub-indices because, in its view, they better represent the sectors within the technology industry in which the Fund primarily invests. The Fund’s holdings, however, are not evenly weighted among these four sectors, and the weighting of the holdings of the Fund may differ significantly among these sectors. Material investments have been and may be made outside these sectors. The Fund is actively managed and its holdings are subject to change. The Blended Index excludes the effect of taxes, fees and sales charges. Investors cannot invest directly in an index.
ø	Represents the per share amount of net unrealized depreciation of portfolio securities as of June 30, 2003.

2

Portfolio Overview

Diversification of Net Assets
June 30, 2003

				Percent of Net Assets

Common Stocks:	Issues	Cost	Value	June 30, 2003	Dec. 31, 2002

Application Software	10	$17,771,593	$11,953,147	13.3	11.4

Communications Equipment	7	6,262,366	2,763,088	3.1	2.7

Computers and Peripherals	5	4,276,602	4,933,912	5.5	5.6

Electronics Equipment and Instruments	2	777,302	907,103	1.0	0.3

Health Care	7	6,876,348	7,285,013	8.1	6.0

Home Entertainment Software	2	703,739	851,220	0.9	0.4

Hotels, Restaurants and Leisure	1	291,869	302,560	0.3	—

Internet Software and Services	2	8,370,121	27,684	—	—

IT Services	7	5,696,687	6,067,383	6.7	7.3

Media	3	1,388,632	2,085,991	2.3	4.1

Retailing	1	287,449	573,620	0.6	—

Semiconductors and Semiconductor
Equipment	5	2,179,915	2,305,291	2.6	2.3

Systems Software	6	9,478,792	10,140,640	11.3	10.9

Telecommunication Services	2	1,085,990	1,226,075	1.4	—

Miscellaneous	1	2,370,322	1,930,670	2.2	2.0

Total Common Stocks	61	67,817,727	53,353,397	59.3	53.0

Convertible Preferred Stocks:

Application Software	5	12,316,924	15,080,884	16.8	2.4

Communications Equipment	9	27,362,560	963,468	1.1	5.7

Electronic Equipment and Instruments	1	1,533,946	876,135	1.0	0.7

Health Care	1	128,010	128,914	0.1	0.2

Internet Software and Services	11	49,035,550	10,906,925	12.1	15.2

Semiconductors and Semiconductor
Equipment	2	2,356,558	329,429	0.4	0.3

Systems Software	3	10,723,810	141,358	0.1	0.8

Telecommunication Services	1	10,893,921	521,624	0.6	0.8

Total Convertible Preferred Stocks	33	114,351,279	28,948,737	32.2	26.1

Limited Partnerships:

Miscellaneous	2	3,171,407	1,843,593	2.0	2.0

Convertible Promissory Notes:

Internet Software and Services	2	201,382	—	—	—

Systems Software	1	62,500	—	—	—

Total Convertible Promissory Notes	3	263,882	—	—	—

Short-Term Holding and
Other Assets Less Liabilities	1	5,836,422	5,836,422	6.5	18.9

Net Assets	100	$191,440,717	$89,982,149	100.0%	100.0%

3

Portfolio Overview

Largest Industries
June 30, 2003

Composition of Net Assets
June 30, 2003

4

Portfolio Overview

Largest Portfolio Changes
During Past Six Months

Largest Purchases	Largest Sales

Autodesk*	Symantec

International Business Machines*	J.D. Edwards**

BMC Software	Hewlett-Packard**

Alltel*	Concord EFS**

BEA Systems*	VERITAS Software**

Laboratory Corporation of America Holdings	Alcatel (ADRs)

Network Associates	PeopleSoft**

Quest Diagnostics	Cognos**

Computer Sciences*	Microsoft

Telefonaktiebolaget LM Ericsson (ADRs)*	USA Interactive**

Largest portfolio changes from the previous period to the current period are based on cost of purchases and proceeds from sales of securities, listed in descending order.

*	Position added during the period.
**	Position eliminated during the period.

Largest Portfolio Holdings
June 30, 2003

Security	Value	Percent of Net Assets

Kintana (Series B)	$14,886,984	16.5

TruSecure (Series F)	4,306,000	4.8

Synopsys	4,248,065	4.7

MarketSoft (Series D)	2,812,254	3.1

Symantec	2,755,964	3.1

Microsoft	2,246,436	2.5

Lexmark International	2,031,099	2.3

Far Blue (Series E) (United Kingdom)	1,930,670	2.2

Amdocs	1,855,200	2.1

GMP Companies	1,848,395	2.1

5

Portfolio of Investments
June 30, 2003

	Shares		Value

Common Stocks 59.3%

Application Software 13.3%

Amdocs*	77,300		$1,855,200

Applied Science Fiction#	67,741	†	—

Autodesk	88,500		1,430,602

BEA Systems*	65,100		706,009

Cadence Design Systems*	74,300		896,058

Fair, Isaac	2,400		123,480

FileNET*	24,750		446,366

Informatica*	85,500		588,668

Printcafe Software#ø	678,960		1,658,699

Synopsys*	68,700		4,248,065

			11,953,147

Communications Equipment 3.1%

Alcatel (ADRs) (France)	30,000		270,884

Brocade Communications Systems*	39,300		231,280

Cisco Systems*	65,600		1,086,336

Telefonaktiebolaget LM Ericsson (ADRs) (Sweden)	55,000		585,200

Nortel Networks* (Canada)	173,500		468,450

UTStarcom*	3,400		120,938

WaveSplitter Technologies#	42,526		—

			2,763,088

Computers and Peripherals 5.5%

Dell*	34,900		1,115,578

International Business Machines	9,900		816,750

Lexmark International (Class A)*	28,700		2,031,099

NEC	62,000		310,375

Seagate Technology* (Cayman Islands)	37,400		660,110

			4,933,912

Electronics Equipment and Instruments 1.0%

Amphenol (Class A)	13,400		627,388

Symbol Technologies	21,500		279,715

			907,103

Health Care 8.1%

Beckman Coulter	16,900		686,816

Becton, Dickinson	15,000		582,750

Boston Scientific	5,000		305,500

Charles River Laboratories International*	24,400		785,192

GMP Companies#	73,349		1,848,395

Laboratory Corporation of America Holdings*	54,000		1,628,100

Quest Diagnostics*	22,700		1,448,260

			7,285,013

See footnotes on page 10.
6

Portfolio of Investments
June 30, 2003

	Shares	Value
Home Entertainment Software 0.9%

Take-Two Interactive Software	19,600	$555,856

THQ*	16,400	295,364

		851,220

Hotels, Restaurants and Leisure 0.3%

Alliance Gaming*	16,000	302,560

Internet Software and Services

Juniper Financial#	12,280	—

Pure Markets#ø	1,564,953	27,684

		27,684

IT Services 6.7%

Affiliated Computer Services (Class A)*	22,100	1,010,633

BISYS Group*	45,400	833,998

Computer Sciences	14,400	548,928

CSG Systems International*	47,300	669,295

First Data	30,500	1,263,920

Sabre Holdings (Class A)*	6,600	162,690

SunGard Data Systems*	60,900	1,577,919

		6,067,383

Media 2.3%

Clear Channel Communications*	19,300	818,127

News Corporation (ADRs) (Australia)	24,000	726,480

Viacom (Class B)*	12,400	541,384

		2,085,991

Retailing 0.6%

InterActive	14,500	573,620

Semiconductors and Semiconductor Equipment 2.6%

Analog Devices*	10,700	372,574

Intel	27,300	567,703

Marvell Technology Group*	10,000	343,750

Taiwan Semiconductor (ADRs)* (Taiwan)	53,300	537,264

Texas Instruments	27,500	484,000

		2,305,291

Systems Software 11.3%

BMC Software*	97,200	1,587,276

Computer Associates International	63,900	1,423,692

Microsoft	87,700	2,246,436

NetIQ*	66,100	1,021,576

See footnotes on page 10.
7

Portfolio of Investments
June 30, 2003

	Shares		Value
Systems Software (continued)

Network Associates*	87,200		$1,105,696

Symantec*	62,900		2,755,964

			10,140,640

Telecommunication Services 1.4%

Alltel	17,000		819,740

Verizon Communications	10,300		406,335

			1,226,075

Miscellaneous 2.2%

Far Blue (Series E)(United Kingdom)	1,562,608		1,930,670

Total Common Stocks (Cost $67,817,727)			53,353,397

Convertible Preferred Stocks# 32.2%

Application Software 16.8%

Biometric Access (Series A-1)ø	76,009	†	—

Biometric Access (Series A-2)ø	257,544	†	—

Index Stock Imagery (Series A Jr.)	248,634		111,885

Index Stock Imagery (Series A Sr.)	92,152		82,015

Kintana (Series B)	949,425		14,886,984

			15,080,884

Communications Equipment 1.1%

Calient Networks (Series D)	998,008		39,920

Catena Networks (Series D)	803,025		401,513

Chorum Technologies (Series E)	246,601		96,174

Chorum Technologies (Series F)	12,155		4,011

Iolon (Series C)	1,295,213		310,851

Metro-OptiX (Series B)	723,328		—

Metro-OptiX (Series C)	91,801		—

Onetta (Series B)	407,102		105,847

Silicon Wave (Series D)	29,438		5,152

			963,468

Electronic Equipment and Instruments 1.0%

Nextest Systems (Series B)	612,682		876,135

Health Care 0.1%

GMP Companies (Series C)	3,765		128,914

Internet Software and Services 12.1%

Adexa (Series C)	562,080		438,422

Adexa (Series E)	340,647	†	211,201

See footnotes on page 10.
8

Portfolio of Investments
June 30, 2003

	Shares or Principal Amount		Value
Internet Software and Services (continued)

Blue Pumpkin Software (Series G)	1,061,788	shs.	$1,252,910

Infomediary Technology Solutions (Series A Sr.)	466,508		746

Juniper Financial (Series B)	2,514,941	†	—

MarketSoft (Series D)ø	1,887,419		2,812,254

Moai Technologies (Series E)	64,752		—

NetLogic Microsystems (Series C)	358,184		300,875

Studio Systems (Series D)	6,546,708		—

TruSecure (Series F)ø	2,131,683		4,306,000

Vividence (Series D)	493,619		1,584,517

			10,906,925

Semiconductors and Semiconductor Equipment 0.4%

ZettaCom (Series B)	875,410		201,344

ZettaCom (Series C)	1,206,074		128,085

			329,429

Systems Software 0.1%

Allegis (Series E)	652,362		1,240

Enterworks (Series B)	510,204		—

NFR Security (Series C)	378,697		140,118

			141,358

Telecommunication Services 0.6%

fusionOne (Series D)	$2,006,247		521,624

Total Convertible Preferred Stocks (Cost $114,351,279)			28,948,737

Limited Partnerships# 2.0%

Miscellaneous 2.0%

Asia Internet Capital Ventures			1,388,422

GrandBanks Capital Venture			455,171

Total Limited Partnerships (Cost $3,171,407)			1,843,593

Convertible Promissory Notes#

Internet Software and Services

Techies.com:
9%, due 2/20/2006	133,333		—

9%, due 2/20/2008	66,667		—

			—

See footnotes on page 10.
9

Portfolio of Investments
June 30, 2003

	Principal Amount		Value
Systems Software

Enterworks 10%, payable on demand	$ 62,500	†	$—

Total Convertible Promissory Notes (Cost $263,882)			—

Repurchase Agreement 6.2%

State Street Bank & Trust, 0.93%, dated 6/30/2003, maturing
7/1/2003 in the amount of $5,600,145, collateralized by:
$4,930,000 US Treasury Bonds 10%, due 5/15/2010, with a fair
market value of $5,768,100 (Cost $5,600,000)	5,600,000		5,600,000

Total Investments (Cost $191,204,295) 99.7%			89,745,727

Other Assets Less Liabilities 0.3%			236,422

Net Assets 100.0%			$89,982,149

*	Non-income producing security.
#	Restricted and non-income producing security.
ø	Affiliated issuer (Fund’s holding representing 5% or more of the outstanding voting securities).
†	Warrants attached.
See Notes to Financial Statements.

10

Statement of Assets and Liabilities
June 30, 2003

Assets:

Investments, at value:

Common stocks* (cost $67,817,727)	$53,353,397
Convertible preferred stocks* (cost $114,351,279)	28,948,737
Limited partnerships (cost $3,171,407)	1,843,593
Convertible promissory notes (cost $263,882)	—
Repurchase agreement (cost $5,600,000)	5,600,000	$89,745,727

Cash		13,706

Receivable for securities sold		957,944

Expenses prepaid to stockholder service agent		40,697

Receivable for interest and dividends		9,261

Other		38,322

Total Assets		90,805,657

Liabilities:

Payable for securities purchased		587,974

Management fee payable		110,559

Accrued expenses and other		124,975

Total Liabilities		823,508

Net Assets		$89,982,149

Composition of Net Assets:

Common Stock, at par ($0.01 par value; 100,000,000 shares authorized;
20,811,908 shares outstanding):		$208,119

Additional paid-in capital		640,491,313

Accumulated net investment loss		(970,811)

Accumulated net realized loss		(448,287,904)

Net unrealized depreciation of investments		(101,458,568)

Net Assets		$89,982,149

Net Asset Value Per Share		$4.32

*	Includes affiliated issuers (issuers in which the Fund’s holdings represent 5% or more of the outstanding voting securities) with a cost of $38,862,356 and a value of $8,804,637.

11

Statement of Operations
For the Six Months Ended June 30, 2003

Investment Income:

Dividends (net of foreign taxes witheld of $2,867)	$59,743

Interest	31,680

Total Investment Income	91,423

Expenses:

Management fee	577,629

Stockholder servicing fees	192,024

Stockholder account services	155,100

Auditing and legal fees	69,336

Stockholder reports and communications	28,125

Custody and related services	11,974

Directors’ fees and expenses	7,254

Miscellaneous	8,861

Total Expenses	1,050,303

Net Investment Loss	(958,880)

Net Realized and Unrealized Gain on Investments and Foreign Currency Transactions:

Net realized gain on investments and foreign currency transactions	1,907,644

Net change in unrealized depreciation of investments	15,838,268

Net Gain on Investments and Foreign Currency Transactions	17,745,912

Increase in Net Assets from Operations	$16,787,032

See Notes to Financial Statements.

12

Statements of Changes in Net Assets

	Six Months Ended June 30, 2003	Year Ended December 31, 2002

Operations:

Net investment loss	$(958,880)	$(3,600,682)

Net realized gain (loss) on investments and foreign
currency transactions	1,907,644	(155,707,378)

Net change in unrealized depreciation of investments	15,838,268	(18,395,793)

Increase (Decrease) in Net Assets from Operations	16,787,032	(177,703,853)

Capital Share Transactions:

Cost of shares of Common Stock repurchased
(1,970,738 and 4,159,467 shares)	(6,997,084)	(25,082,410)

Increase (Decrease) in Net Assets	9,789,948	(202,786,263)

Net Assets:

Beginning of period	80,192,201	282,978,464

End of Period (net of accumulated net investment loss of
$970,811 and $7,796, respectively)	$89,982,149	$80,192,201

See Notes to Financial Statements.

13

Statement of Cash Flows
For the Six Months Ended June 30, 2003

Cash Flows From Operating Activities:

Increase in net assets from operations	$16,787,032

Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:

Cost of purchases of investment securities	(30,048,740)

Proceeds from disposition of investment securities	28,702,419

Purchases/maturities from disposition of short-term investment securities, net	(700,000)

Increase in interest and dividend receivable	(3,045)

Decrease in receivable for securities sold	9,160,794

Increase in other assets	(22,789)

Increase in payable for securities purchased	587,974

Decrease in management fees payable, accrued expenses and other	(30,077)

Net change in unrealized depreciation of investments	(15,838,268)

Net realized gain on investments	(1,911,779)

Net Cash Provided by Operating Activities	6,683,521

Cash Flows From Financing Activities:

Payment on shares of Common Stock repurchased	(6,997,084)

Net Cash Used in Financing Activities	(6,997,084)

Net Decrease in Cash	(313,563)

Cash balance at beginning of period	327,269

Cash Balance at End of Period	$13,706

See Notes to Financial Statements.

14

Notes to Financial Statements

1.	Significant Accounting Policies — The financial statements of Seligman New Technologies Fund II, Inc. (the “Fund”) have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results may differ from these estimates. The following summarizes the significant accounting policies of the Fund:

	a.	Security Valuation — Investments in convertible securities and common stocks are valued at current market values or, in their absence, at fair values determined in good faith in accordance with procedures approved by the Board of Directors. Securities traded on an exchange are valued at last sales prices or, in their absence and in the case of over-the-counter securities, at the mean of bid and asked prices. Short-term holdings maturing in 60 days or less are valued at amortized cost.

The Fund may invest in equity securities of privately-owned technology companies that plan to conduct an initial public offering within a period of several months to three years from the time the Fund makes its investment. These are referred to as venture capital companies. There can be no assurances that any of the venture capital companies in which the Fund invests will complete public offerings or be sold, or, if such events occur, with respect to the timing or values of such offerings or sales.

Venture capital investments are valued at fair value, which is cost unless J. & W. Seligman & Co. Incorporated (the “Manager”) determines, pursuant to the Fund’s valuation procedures, that such a valuation is no longer appropriate. Examples of cases where cost (or a previously determined value) may no longer be appropriate include sales of similar securities to third parties at different prices, if a venture capital company in which the Fund invests undertakes an initial public offering, or if the company’s operating results vary from projected results. In such situations, the Fund’s investment is revalued in a manner that the Manager, following procedures approved by the Board of Directors, determines best reflects its fair value.

The Fund may also hold restricted securities of a class that have been sold to the public. The fair valuation of these restricted securities will often be the market value of the publicly traded shares less a discount to reflect contractual or legal restrictions limiting resale.

At June 30, 2003, market quotations were not readily available for venture capital securities valued at $34,599,073 (38.5% of net assets). Because of the inherent uncertainty of valuation, the estimated values may differ significantly from the values that would have been used had a ready market for the securities existed.

	b.	Foreign Currency Transactions — The books and records of the Fund are maintained in US dollars. The market value of investment securities, other assets, and liabilities denominated in foreign currencies are translated into US dollars at the daily rate of exchange as reported by a pricing service. Purchases and sales of investment securities, income, and expenses are translated into US dollars at the rate of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments and foreign currency transactions.

	c.	Taxes — There is no provision for federal income tax. The Fund has elected to be taxed as a regulated investment company and intends to distribute substantially all taxable net income and net gain realized. Withholding taxes on foreign dividends and interest have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

15

Notes to Financial Statements

	d.	Security Transactions and Related Investment Income — Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial reporting and federal income tax purposes. The Fund removes investments with no value from its portfolio when it is permitted to recognize the loss on such investments for federal income tax purposes. Dividends receivable and payable are recorded on ex-dividend dates. Interest income is recorded on an accrual basis.

	e.	Repurchase Agreements — The Fund may enter into repurchase agreements with commercial banks and with broker/dealers deemed to be creditworthy by the Manager. Securities received as collateral subject to repurchase agreements are deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreements, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. Procedures have been established to monitor, on a daily basis, the market value of repurchase agreements’ underlying securities to ensure the existence of the proper level of collateral.

	f.	Distributions to Stockholders — The treatment for financial statement purposes of distributions made to stockholders during the period from net investment income or net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations, or net asset value per share of the Fund.

2.	Purchases and Sales of Securities — Purchases and sales of portfolio securities, excluding short-term investments, for the six months ended June 30, 2003, amounted to $30,048,740 and $28,702,419, respectively.

At June 30, 2003, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. The tax basis gross unrealized appreciation and depreciation of portfolio securities were $15,603,733 and $117,062,301, respectively.

3.	Repurchase Offers — To provide investors with a limited degree of liquidity, the Fund makes quarterly offers to repurchase its shares. Repurchase offers are limited to 5% of the number of the Fund’s outstanding shares on the date the repurchase requests are due. The Fund may repurchase more than 5% (but not more than 25%) of its shares in any quarter with the approval of the Fund’s Board of Directors. In the event the repurchase offer is oversubscribed, the Fund may, but is not required to, repurchase additional shares, but only up to a maximum of 2% of the outstanding shares of the Fund. If the Fund determines not to repurchase additional shares, it will repurchase shares on a pro rata basis. The repurchase price is equal to the net asset value per share on the date specified in the notice of repurchase. The repurchase pricing date may be as much as fourteen days after the date that the repurchase requests are due. Payment of the repurchase price is generally made on the third business day after the repurchase pricing date, but the payment may be made as many as seven days after such pricing date.

During the six months ended June 30, 2003, the Fund completed two quarterly repurchase offers. In each offer, the Fund offered to repurchase 5% of the number of its outstanding shares on the date the repurchase requests were due. The results of each repurchase offer were as follows:

16

Notes to Financial Statements

Commencement of Offer	Repurchase Date	Percentage of Shares Tendered and Repurchased	Repurchase Amounts

December 2002	January 10, 2003	5.7	$4,762,974

March 2003	April 11, 2003	3.1	2,234,110

In addition, on July 11, 2003, the Fund repurchased 2.6% of its shares, representing all shares tendered, for $2,366,972.

4.	Management Fee, Incentive Fee, Stockholder Servicing Fee, and Other Transactions — The Manager manages the affairs of the Fund and provides the necessary personnel and facilities. Compensation of all officers of the Fund, all directors of the Fund who are employees of the Manager, and all personnel of the Fund and the Manager is paid by the Manager. The Manager receives a fee, calculated daily and payable monthly, equal to 1.50% per annum of the Fund’s average daily net assets.

In addition to the management fee, the Fund pays an annual incentive fee, if any, to the Manager, calculated as described below. The Fund will accrue daily a liability for the incentive fee that may be greater than the amount payable by the Fund to the Manager as a result of using a different calculation for determining the accrual. The amount of incentive fees paid to the Manager will not exceed the incentive fees accrued by the Fund.

The incentive fee payable to the Manager at the end of a calendar year equals 15% of the cumulative incentive fee base less the cumulative amount of incentive fees paid to the Manager in previous years. The cumulative incentive fee base is equal to the sum of the Fund’s: (i) cumulative net realized capital gains or losses; (ii) cumulative net investment income or loss; and (iii) net unrealized depreciation of securities. The Manager is under no obligation to repay any incentive fees previously paid by the Fund.

The Fund accrues daily a liability for incentive fees payable equal to 15% of the daily net increase in the Fund’s net assets from investment operations. If applicable, this liability is reduced (but not below zero) on any day by 15% of the net decrease in the Fund’s net assets from investment operations. At the end of each calendar year, if an incentive fee is paid to the Manager, the amount of the incentive fee accrual is reduced by the amount paid to the Manager. No incentive fee will be accrued on any day unless the Fund has offset all prior net realized losses, net investment losses and net unrealized depreciation against net realized capital gains, net investment income, and net unrealized appreciation.

The incentive fee calculations are subject to certain adjustments if the Fund has cumulative losses from operations at the dates of any repurchases or issuances of shares.

At June 30, 2003, the Fund had no incentive fee accrued, and no incentive fee was payable to the Manager. Based upon the Fund’s results of operations through June 30, 2003, the Fund will not accrue any incentive fees until there is an increase in its net assets from investment operations in excess of approximately $364,100,000 (subject to adjustment as stated above).

Brokers or dealers that sold shares of the Fund or that maintain accounts for stockholders can enter into agreements with the Fund and receive a continuing fee of up to 0.50% on an annual basis, payable quarterly, of the average daily net assets attributable to Fund shares owned by customers of the particular broker or dealer for providing personal services and/or the maintenance of stockholder accounts. For the six months ended June 30, 2003, such fees aggregated $192,024, or 0.50% per annum of the Fund’s average daily net assets.

17

Notes to Financial Statements

Seligman Data Corp., which is owned by certain associated investment companies, charged the Fund at cost $155,100 for stockholder account services in accordance with a methodology approved by the Fund’s directors. Costs of Seligman Data Corp. directly attributable to the Fund were charged to the Fund. The remaining charges were allocated to the Fund by Seligman Data Corp. pursuant to a formula based on the Fund’s net assets, stockholder transaction volume and number of stockholder accounts.

The Fund and certain other associated investment companies (together, the “Guarantors”) have severally but not jointly guaranteed the performance and observance of all the terms and conditions of two leases entered into by Seligman Data Corp., including the payment of rent by Seligman Data Corp. (the “Guaranties”). The leases and the Guaranties expire in September 2008 and January 2009. The obligation of the Fund to pay any amount due under either Guaranty is limited to a specified percentage of the full amount, which generally is based on the Fund’s percentage of the expenses billed by Seligman Data Corp. to all Guarantors in the preceding calendar quarter. As of June 30, 2003, the Fund’s potential obligation under the Guaranties is $78,800. As of June 30, 2003, no event has occurred which would result in the Fund becoming liable to make any payment under a Guaranty. A portion of rent paid by Seligman Data Corp. is charged to the Fund as part of Seligman Data Corp.’s shareholder account services cost.

Certain officers and directors of the Fund are officers or directors of the Manager, Seligman Advisors, Inc., and/or Seligman Data Corp.

The Fund has a compensation arrangement under which directors who receive fees may elect to defer receiving such fees. Directors may elect to have their deferred fees accrue interest or earn a return based on the performance of certain other funds in the Seligman Group of Investment Companies. The cost of such fees and earnings/loss accrued thereon is included in directors’ fees and expenses, and the accumulated balance thereof of $8,747 at June 30, 2003, is included in other liabilities. Deferred fees and related accrued earnings are not deductible for federal income tax purposes until such amounts are paid.

5.	Capital Loss Carryforward and Other Tax Adjustments — At December 31, 2002, the Fund had a net capital loss carryforward for federal income tax purposes of $425,205,913, which is available for offset against future taxable net capital gains, with $86,066,909 expiring in 2008, $191,233,183 expiring in 2009, and $147,905,821 expiring in 2010. The amount was determined after adjustments for certain differences between financial reporting and tax purposes, such as wash sale losses. Accordingly, no capital gain distributions are expected to be paid to stockholders until net capital gains have been realized in excess of the available capital loss carryforwards.

In addition, the Fund elected to defer to January 1, 2003, the recognition for tax purposes of net losses of $24,647,580 realized on sales of investments after October 31, 2002. These losses will be available to offset future taxable net gains.

6.	Limited Partnership Commitment — In connection with the Fund’s investments in a limited partnership, the Fund is contractually committed to make additional capital contributions of up to $2,747,000, if and when the partnership requests such contributions. This commitment expires in November 2005 with respect to new investments to be made by the partnership and has a final expiration date of November 2010.

18

Notes to Financial Statements

7.	Restricted Securities — At June 30, 2003, the Fund owned private placement investments that were purchased through private offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. In addition, the Fund has generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these investments. These investments are valued at fair value as determined in accordance with procedures approved by the Board of Directors of the Fund. The acquisition dates of these investments, along with their cost and values at June 30, 2003, were as follows:

Investments	Acquisition Date	Cost	Value

Common stocks:

Applied Science Fiction*	2/9/01	$135,482	$—

Far Blue (Series E)	7/26/00	2,370,322	1,930,670

GMP Companies	8/17/00	2,090,628	1,848,395

Juniper Financial	8/30/00	109,222	—

Printcafe Software	3/12/01 to 1/3/02	10,014,657	1,658,699

Pure Markets	10/13/00	8,260,899	27,684

WaveSplitter Technologies	9/22/00	3,634,658	—

		$26,615,868	$5,465,448

Convertible preferred stocks:

Adexa (Series C)	8/24/00	7,140,288	438,422

Adexa (Series E)*	7/12/02	432,665	211,201

Allegis (Series E)	8/31/00	8,011,005	1,240

Biometric Access (Series A-1)*	10/4/00	974,254	—

Biometric Access (Series A-2)*	10/4/00	3,296,563	—

Blue Pumpkin Software (Series G)	7/16/01	4,098,502	1,252,910

Calient Networks (Series D)	12/11/00	7,213,357	39,920

Catena Networks (Series D)	1/22/02	969,167	401,513

Chorum Technologies (Series E)	9/8/00	4,251,401	96,174

Chorum Technologies (Series F)	9/21/01	19,205	4,011

Enterworks (Series B)	10/30/00	1,000,000	—

fusionOne (Series D)	09/13/00 to 10/11/00	10,893,921	521,624

GMP Companies (Series C)	6/3/02	128,010	128,914

Index Stock Imagery (Series A Jr.)	8/18/00 to 4/30/02	1,191,464	111,885

Index Stock Imagery (Series A Sr.)	12/19/00	239,348	82,015

Infomediary Technology Solutions (Series A Sr.)	10/6/00	281,433	746

Iolon (Series C)	02/15/01 to 4/12/02	3,631,682	310,851

Juniper Financial (Series B)*	8/30/00	7,168,550	—

Kintana (Series B)	4/6/01	6,615,295	14,886,984

* Warrants attached.
19

Notes to Financial Statements

Investments	Acquisition Date	Cost	Value

Convertible preferred stocks: (continued)

MarketSoft (Series D)	12/13/00	$9,217,479	$2,812,254

Metro-OptiX (Series B)	6/23/00	7,160,947	—

Metro-OptiX (Series C)	9/28/01	216,650	—

Moai Technologies (Series E)	4/23/01	519,950	—

NetLogic Microsystems (Series C)	2/15/01	899,623	300,875

Nextest Systems (Series B)	11/27/01	1,533,946	876,135

NFR Security (Series C)	3/16/01	1,712,805	140,118

Onetta (Series B)	2/21/01	3,569,268	105,847

Silicon Wave (Series D)	8/18/00	330,883	5,152

Studio Systems (Series D) (formerly Movie Magic
Technologies)	7/10/00	4,915,940	—

TruSecure (Series F)	3/19/01	7,098,504	4,306,000

Vividence (Series D)	9/12/00	7,262,616	1,584,517

ZettaCom (Series B)	5/17/01	2,228,473	201,344

ZettaCom (Series C)	5/22/03	128,085	128,085

		114,351,279	28,948,737

Limited Partnerships:

Asia Internet Capital Ventures	8/15/00	2,279,839	1,388,422

GrandBanks Capital Venture	1/25/01 to 5/16/03	891,568	455,171

		3,171,407	1,843,593

Convertible Promissory Notes:

Enterworks 10%, payable on demand*	5/15/01	62,500	—

Techies.com:
9%, due 2/20/2006	2/22/01	134,703	—

9%, due 2/20/2008	2/22/01	66,679	—

		263,882	—

Total		$144,402,436	$36,257,778

* Warrants attached.
20

Notes to Financial Statements

8.	Affiliated Issuers — As defined under the Investment Company Act of 1940, as amended, affiliated issuers are those issuers in which the Fund’s holdings represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of these issuers during the six months ended June 30, 2003, is as follows:

Affiliate	Beginning Shares	Gross Purchases and Additions	Gross Sales and Reductions	Ending Shares	Dividend Income/ Realized Gain (Loss)	Ending Value

Biometric Access (Series A-1)	76,099	—	—	76,099	—	$—

Biometric Access (Series A-2)	257,544	—	—	257,544	—	—

MarketSoft (Series D)	1,887,419	—	—	1,887,419	—	2,812,254

Printcafe Software (common
stocks)	678,960	—	—	678,960	—	1,658,699

Pure Markets (common stocks)	1,564,953	—	—	1,564,953	—	27,684

TruSecure (Series F)	2,131,683	—	—	2,131,683	—	4,306,000

Total						$8,804,637

21

Financial Highlights

The table below is intended to help you understand the Fund’s financial performance from its inception. Certain information reflects financial results for a single share that was held throughout the periods shown. Per share amounts are calculated using average shares outstanding. “Total return” shows the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested any capital gain distributions. Total returns do not reflect any taxes or sales charges and are not annualized for periods less than one year.

Per Share Data:	Six Months Ended June 30, 2003		Year Ended December 31,		6/22/00* to 12/31/00

			2002	2001

Net Asset Value, Beginning of Period	$3.52		$ 10.50	$17.17	$23.70

Income (Loss) from Investment Operations:

Net investment loss		(0.04)	(0.15)	(0.23)	(0.03)

Net realized and unrealized gain (loss)
on investments	0.84		(6.83)	(6.44)	(6.44)

Total from Investment Operations	0.80		(6.98)	(6.67)	(6.47)

Offering costs	—		—	—	(0.06)

Net Increase (Decrease) in Net Asset Value	0.80		(6.98)	(6.67)	(6.53)

Net Asset Value, End of Period	$4.32		$3.52	$10.50	$17.17

Total Return:		22.73%	(66.48)%	(38.85)%	(27.55)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$89,982		$80,192	$282,978	$536,743

Ratio of expenses to average net assets	2.73	%††	2.48%	2.30%	2.25%†

Ratio of net investment loss to average
net assets	(2.49	)%††	(2.36)%	(1.68)%	(0.28)%†

Portfolio turnover rate		39.96%	163.40%	165.81%	90.14%

*	Commencement of operations.
†	In computing the ratios of expenses and net investment loss to average net assets, income and expenses other than organization expenses are annualized. Organization expenses are not annualized because they were a one-time expense incurred at the Fund’s commencement of operations.
††	Annualized. See Notes to Financial Statements.

22

Report of Independent Auditors

The Board of Directors and Stockholders,
Seligman New Technologies Fund II, Inc.:

We have audited the accompanying statement of assets and liabilities of Seligman New Technologies Fund II, Inc. (the “Fund”), including the portfolio of investments, as of June 30, 2003, and the related statements of operations and of cash flows for the six months then ended, the statements of changes in net assets for the six months then ended and for the year ended December 31, 2002, and the financial highlights for each of the periods presented. These financial statements and finan-cial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2003, by correspondence with the Fund’s custodian, brokers or investee companies; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Seligman New Technologies Fund II, Inc. as of June 30, 2003, the results of its operations and its cash flows for the six months then ended, the changes in its net assets for the six months then ended and for the year ended December 31, 2002, and the financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
New York, New York
August 15, 2003

23

Board of Directors

Robert B. Catell 3, 4
• Chairman and Chief Executive Officer,
   KeySpan Corporation

John R. Galvin 2, 4
• Dean Emeritus, Fletcher School of Law and
   Diplomacy at Tufts University

Paul C. Guidone 1
• Chief Investment Officer,
   J. & W. Seligman & Co. Incorporated

Alice S. Ilchman 3, 4
• President Emerita, Sarah Lawrence College
• Trustee, Committee for Economic Development

Frank A. McPherson 3, 4
• Director, ConocoPhillips
• Director, Integris Health

John E. Merow 2, 4
• Director, Commonwealth Industries, Inc.
• Trustee, New York-Presbyterian Hospital
• Retired Chairman and Senior Partner,
   Sullivan & Cromwell LLP

Betsy S. Michel 2, 4
• Trustee, The Geraldine R. Dodge Foundation	William C. Morris 1
• Chairman of the Board,
   J. & W. Seligman & Co. Incorporated
• Chairman, Carbo Ceramics Inc.

Leroy C. Richie 2, 4
• Chairman and CEO, Q Standards
   Worldwide, Inc.
• Director, Kerr-McGee Corporation

Robert L. Shafer 3, 4
• Retired Vice President, Pfizer Inc.

James N. Whitson 2, 4
• Director, C-SPAN
• Director, CommScope, Inc.

Brian T. Zino 1
• President, J. & W. Seligman & Co. Incorporated
• Chairman, Seligman Data Corp.
• Chairman, ICI Mutual Insurance Company
• Member of the Board of Governors,
   Investment Company Institute
Member: 1 Executive Committee
               2 Audit Committee
               3 Director Nominating Committee
4 Board Operations Committee

Executive Officers

William C. Morris Chairman Brian T. Zino President and Chief Executive Officer Thomas Hirschfeld Vice President Richard M. Parower Vice President	Thomas G. Rose Vice President Lawrence P. Vogel Vice President and Treasurer Frank J. Nasta Secretary

24

     CENTII-3 6/03

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submission Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 10. EXHIBITS.

(a)(1)	Not applicable.
(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.
(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN NEW TECHNOLOGIES FUND II, INC.

By:	/S/ BRIAN T. ZINO
Brian T. Zino President and Chief Executive Officer

Date:	August 22, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO
Brian T. Zino President and Chief Executive Officer

Date:	August 22, 2003

By:	/S/ LAWRENCE P. VOGEL
Lawrence P. Vogel Vice President, Treasurer and Chief Financial Officer

Date:	August 22, 2003

SELIGMAN NEW TECHNOLOGIES FUND II, INC.

EXHIBIT INDEX

(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b)	Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.